Summary of Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Mar. 31, 2020
Cash	$ 506,491	$ 800,331	$ 7,838
Deferred revenue	10,000	$ 10,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate		0.00%
Blockchain Technology [Member]
Revenue	$ 10,000	$ 10,000